MARKETABLE SECURITIES (Summary of Available-for-sale Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale – matures within one year:
Amortized cost, within one year	$ 11,160	$ 8,074
Gross unrealized gains, within one year	2	2
Gross unrealized losses, within one year	4	2
Accrued Interest, within one year	70	38
Fair value, within one year	11,228	8,112
Available for-sale - matures after one year:
Amortized cost, after one year	8,642	10,836
Gross unrealized gains, after one year	0	15
Gross unrealized losses, after one year	38	2
Accrued Interest, after one year	43	77
Fair value, after one year	8,647	10,926
Available-for-sale marketable securities:
Amortized cost	19,802	18,910
Debt Securities, Available-for-sale, Unrealized Gain	2	17
Debt Securities, Available-for-sale, Unrealized Loss	42	4
Accrued Interest	113	115
Fair value	19,875	19,038
Corporate bonds [Member]
Available-for-sale – matures within one year:
Amortized cost, within one year	10,688	7,570
Gross unrealized gains, within one year	2	2
Gross unrealized losses, within one year	4	2
Accrued Interest, within one year	65	37
Fair value, within one year	10,751	7,607
Available for-sale - matures after one year:
Amortized cost, after one year	8,642	10,353
Gross unrealized gains, after one year	0	13
Gross unrealized losses, after one year	38	2
Accrued Interest, after one year	43	70
Fair value, after one year	8,647	10,434
Governmental bonds [Member]
Available-for-sale – matures within one year:
Amortized cost, within one year	472	504
Gross unrealized gains, within one year	0	0
Gross unrealized losses, within one year	0	0
Accrued Interest, within one year	5	1
Fair value, within one year	477	505
Available for-sale - matures after one year:
Amortized cost, after one year	0	483
Gross unrealized gains, after one year	0	2
Gross unrealized losses, after one year	0	0
Accrued Interest, after one year	0	7
Fair value, after one year	$ 0	$ 492